Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2024
Significant Events in the Reporting Period [Abstract]
Significant Events in the Reporting Period

Note 3:- Significant events in the reporting period

On February 29, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 27,468 options to purchase ordinary shares of the Company under the 2011 Plan and the US Appendix.

The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	20,800 options to purchase the ordinary shares of the Company, at an exercise price of NIS 23.91 (USD 6.67) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $48 thousands.

Under the US Appendix:

-	6,668 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.62 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $18 thousands.